Property, Plant and Equipment, Net - Additional Information (Detail) - Other [member] $ in Millions	12 Months Ended
Dec. 31, 2016 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization of borrowing costs	$ 61
Qualifying assets	$ 99
Effective interest rate used to determine amount of borrowing costs eligible for capitalization	4.50%